INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Statement [Line Items]
Deferred income tax expense (recovery)	$ 0	$ 1,655	$ (7,494)
Waterberg Project [Member]
Statement [Line Items]
Deferred income tax expense (recovery)	$ 15,717